BUFFALO
FUNDS

Balanced Fund
Equity Fund
High Yield Fund
Small Cap Fund
USA Global Fund


SEMIANNUAL REPORT
September 30, 1999



MESSAGE
To Our Shareholders

The six months ended September 30, 1999 saw a continuation of various trends started more than a year before. Economic expansion generally continued and many market indices advanced, but overall market volatility made portfolio management more difficult. Specific Buffalo Fund performance data is contained in the Investment
Results chart later in this report.

This report includes the second in a series of discussions concerning overall portfolio and investment strategies of the various Buffalo
Funds. The Portfolio Management Review immediately following this letter will discuss international investing generally, and techniques utilized by Kornitzer Capital Management, Inc. with respect to
Buffalo USA Global Fund.

In the past twelve to eighteen months, investors have been deluged with articles and news reports concerning Year 2000 implications of various investments, including mutual funds. The directors and officers of the Buffalo Funds understand these concerns, and have paid very close attention to such issues. I am happy to report that all mission critical systems with respect to the Buffalo
Funds, including transfer agency, custodian, and portfolio accounting, are Y2K compliant.
Monitoring and testing of such systems will continue through year-end, and we will do whatever is required to assure that your investment is secure, and that your account information is properly processed.

We appreciate the opportunity to serve all of our investors, both old and new, and will be happy to answer your questions and comments, or to provide additional information.

Sincerely,

/s/Larry D. Armel
Larry D. Armel
President





Portfolio Management Review

Is Now the Time to Go Global?

Since the start of the Asian financial crisis during the summer of 1997, world financial markets have been particularly volatile. Although there remains many troubled spots in the world, notably
Indonesia and Latin America, most of Asia is on the mend and the United States economy remains very strong. We thought this would be a good time to review the Buffalo USA Global Fund managed by Kornitzer Capital Management. The Fund invests in
U.S-based companies that receive at least 40% of their sales or income from outside the U.S. The objective is to own companies taking advantage of worldwide growth, while minimizing the risks associated with owning foreign stocks. So read on to learn of the advantages of this global investing approach.

Why Invest Globally?

A primary reason for investing globally is diversification. Because U.S. and foreign stock markets do not move up and down together in lock step, investors may reduce the overall risk of their portfolio (typically measured by the standard deviation of returns) by including both domestic and international stocks in their portfolios.

A second reason for investing globally is economic growth potential. Asia and the developing world have experienced growth rates that have outstripped those of the U.S. and Europe - largely driven by a combination of population growth and productivity improvements. Rapid economic expansion gives companies the opportunity to generate strong revenue and earnings growth.

CHART - Figure 1. Contribution to World GDP, 1997

Where to Invest?

There are ample opportunities to invest outside of the United States. The U.S. stock market accounted for 47% of total world stock market capitalization through 1997. With over half of the world's equity capitalization in foreign stocks, investors should not ignore international opportunities. Additional evidence of the importance of taking a global view of investing is provided by Figure 1, which shows the allocation of total contribution to worldwide
GDP. Note that the United States accounts for only one fifth of the world's economy.

Foreign vs. Domestic Investing - Differences

Investing in foreign stocks (or in international mutual funds, which buy foreign stocks) adds several additional risks and costs not generally encountered by purely domestic investors.

Commissions and Taxes. While commissions are fully negotiable in the U.S., the government or stock exchange in other countries often fixes them. Not surprisingly, fixed commission rates generally lead to higher costs for the foreign stock investor. Additionally, investors will frequently have to deal with withholding taxes on dividends.

Liquidity. Transaction volumes on U.S. exchanges are generally much higher than on foreign exchanges, leading to superior liquidity associated with domestic markets. This becomes very important when investment managers - faced with redemptions from their mutual funds - are forced to sell stocks. In addition, some countries restrict the type and number of shares foreign investors may own.

Exchange Rules. Many foreign stock exchanges require extended clearance and settlement periods.
E.g., stock trades settle in 5 days on the Italian
Stock Exchange versus 3 days on the NYSE. Also, rules governing the safekeeping of shares held by custodian banks may not be as developed as in the United States, putting those shares at risk should the custodian fail.

Supervision of Exchanges and Legal Remedies. There is generally less enforcement of security laws and supervision of stock exchanges in developing countries. Attempting to deal with a legal issue related to a foreign investment might require you to sue a company in a country where you have far fewer rights than what you may have in the United
States. And collecting a judgement from a U.S.
court against a foreign company may also be impossible.

Information. There is usually less publicly available information regarding foreign companies than there is for U.S.-based companies. In particular, foreign accounting practices may not require companies to report financial information as frequently as is required of U.S.-based corporations, and foreign companies are not necessarily subject to uniform accounting and auditing standards.

Political Risk. These are generally risks associated with the stability of national governments, including; coups, assassinations, civil unrest, expropriation of foreigner's assets and nationalization of corporations. For example, the French government nationalized steel and chemical companies in themid-1980's in an effort to protect jobs.


Table 1. Top 10 Most Widely Held ADRs*

                                                                      SOURCE OF REVENUES
COMPANY                   COUNTRY         INFORMATION SOURCE          USA    REST OF WORLD
Royal Dutch Petroleum     Netherlands     RD 1998 Annual Report       21%         79%
BP Amoco p.l.c.           United Kingdom  BP 1998 Annual Report       47%         53%
Nokia Corporation         Finland         NOK 1998 Annual Report      21%+        79%
Unilever N.V.             Netherlands     UN 1998 Annual Report       21%         79%
SmithKline Beecham        United Kingdom  SBH 1998 Annual Report      51%         49%
Telefonos de Mexico       Mexico          Na                           Na          Na
Elan Corporation          Ireland         ELN 1998 Annual Report      74%         26%
Royal Philips Electronics NetherlandsPHG  1998 Annual Report          24%         76%
YPF Sociedad Anonima      Argentina       YPF 1998 Annual Report       3%         97%
LM Ericsson Telephone     Sweden          ERICY 1998 Annual Report    10%#        90%

+ 21% from Americas
# Includes North America
*Most widely held ADRs as of July 23, 1999

Table 2. Top 10 Holdings in the Buffalo USA Global
Fund*

                                                                      SOURCE OF REVENUES
COMPANY                   COUNTRY         INFORMATION SOURCE          USA    REST OF WORLD
Cisco Systems           USA          CSCO 1998 Annual Report     41%         59%
National Semiconductor  USA          NSM 1998 Annual Report      38%         62%
Intel                   USA          INTC 1998 Annual Report     45%#        55%
McDonald's              USA          MCD 1998 Annual Report      39%         61%
Analog Devices          USA          ADI 1998 Annual Report      50%#        50%
Sara Lee                USA          SLE 1998 Annual Report      53%         47%
Applied Micro Circuits  USA          AMCC 1998 Annual Report     59%         41%
Microsoft               USA          MSFT 1998 Annual Report     47%         53%
Hewlett-Packard         USA          HWP 1998 Annual Report      46%         54%
Johnson & Johnson       USA          JNJ 1998 Annual Report      53%         47%
# Includes North America
* Buffalo USA Global Top 10 Holdings as of 9/30/99, statement of assets.
Subject to change.



How Global is your Mutual Fund?

Table 1 shows the top ten most widely held ADRs along with the fraction of revenue that each company receives from the United States. Note that some of the companies get a substantial (and sometimes a majority) of their revenue from customers in the U.S. Other widely held international stocks with significant percentages of their sales coming from the U.S. include; Sony of Japan (32%), News Corporation of Australia
(74%), DaimlerChrysler of Germany (50%), Novartis of Switzerland (37%), and Seagram of Canada (68%).
Clearly, owning foreign securities may not provide the diversification across the world's economies that might be expected. Similarly, Table 2 shows the ten largest holdings of the Buffalo USA Global
Fund as of September 30, 1999. Note that the revenue outside of the United States as a percentage of total revenue is comparable to the majority of the widely held foreign stocks in Table 1. Table 2 demonstrates that it is possible to build a portfolio with significant international (non-U.S.) revenue exposure without investing on foreign exchanges or directly in foreign stocks. Indeed, this is one of the key objectives of the Buffalo USA Global Fund.

Why do we Expect U.S. Companies to Dominate?

Recognized Brand Names. From Calcutta to Cairo, many products of U.S.-based companies are as recognizable in other countries as the best foreign brands. Building a worldwide recognized brand takes years of hard work, billions of dollars in marketing, and a great product. For example, Coca-Cola was introduced in France in 1933. Thirty-three years later, in 1966, it became the number-one soft drink, and today, has a 6-to-1 lead over the second-place brand. What does it take to maintain the leading brand position? Coca-
Cola invested 3 billion francs in France from 1989 through 1997.

Customization of Products. Local tastes often dictate which products will succeed or fail. The reluctance or inability to design products that satisfy the tastes of customers in a particular country assures long-term failure. Consider what it takes to be a worldwide success. McDonald's, a U.S.-based company, has developed the world's largest restaurant chain by tailoring its menu to the local tastes of virtually every country.

Low Penetration. The vast majority of recognized and widely distributed brands of U.S. companies still have tremendous growth opportunities overseas. While many of these products are used daily in the U.S. (such as computers, cell phones and pharmaceuticals), they are just beginning to be discovered by consumers in many of the most populous countries. Importantly, in many of the countries with the lowest penetration, branded products have already attained high levels of brand recognition.

Superior Products. In many industries U.S.
companies have very little, if any, foreign competition. Often the only competitors are other
U.S. companies. Nowhere is this more evident than in the technology sector. Intel, Microsoft and Cisco Systems, all of which receive more than one-half of their revenue from outside the United
States, primarily compete with other U.S.-based firms.

In summary, we are extremely excited about prospects for global growth. Looking around the world we see rising population and wealth, and a rapid adoption of new products and technologies.
The world's demand for such diverse products as microprocessors, software, Internet infrastructure equipment, soft drinks, aircraft, fast food, and wireless communications equipment should continue to be very strong. Respectively, we see the world leaders in each of these areas as Intel, Microsoft, Cisco Systems, Coca-Cola, Boeing,
McDonald's, and Motorola - all U.S.-based companies. In many other industries we seethe same pattern of high growth markets with U.S.-based corporations in product leadership positions moving quickly to capture that growth. We believe that owning these opportunistic U.S.-based corporations, rather than their foreign competitors is the smartest, and safest, way to play global growth.

We hope this discussion of the Buffalo USA Global
Fund has been useful in giving you insight to the management of the Fund. We look forward to discussing other Funds with you in the future.

Sincerely,

/s/John C. Kornitzer            /s/Kent W. Gasaway
John C. Kornitzer   Kent W. Gasaway
President           Sr. Vice President


/s/Tom W. Laming
Tom W. Laming
Sr. Vice President


                                   Investment Results - Total Return
                                    NINE MONTHS    ONE YEAR FIVE YEARS
                                   ENDED    ENDED     ENDED     SINCE
                                  9/30/99  9/30/99   9/30/99  INCEPTION*
BUFFALO BALANCED FUND              -0.26%    3.87%     9.27%     8.95%
Lipper Balanced Fund Index         1.77%    13.48%    14.50%    14.11%

BUFFALO EQUITY FUND                3.02%    23.36%       n/a    20.49%
Lipper Capital Appreciation Fund
 Index                            10.41%    34.86%    18.84%    19.15%

BUFFALO HIGH YIELD FUND            1.28%    1.19-%       n/a     9.08%
Lipper High Yield Bond Fund
 Index                             2.04%     5.25%     8.60%     7.92%

BUFFALO SMALL CAP FUND            13.29%    30.75%       n/a     6.45%
Lipper Small-Cap Fund Index        7.00%    26.79%    12.90%    -3.27%

BUFFALO USA GLOBAL FUND           13.31%    31.89%       n/a    20.01%
Lipper Capital Appreciation Fund
 Index                            10.41%    34.86%    18.84%    19.15%
Lipper Global Fund Index           8.52%    27.15%    12.56%    14.23%


Buffalo Balanced Fund (8/12/94), Buffalo
Equity Fund (5/19/95),
Buffalo High Yield Fund (5/19/95), Buffalo
Small Cap Fund (4/14/98), Buffalo USA Global
Fund (5/19/95).

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance.
Investment return and share value will
fluctuate, and redemption value may be more or less than original cost.


BUFFALO
BALANCED FUND

SCHEDULE OF INVESTMENTS
September 30, 1999 (unaudited)

SHARES    COMPANY                                                 MARKET VALUE

COMMON STOCKS - 38.95%
CAPITAL GOODS - 1.87%
    10,000   Lockheed Martin Corp.                                 $   326,875
     3,000   Tyco International Ltd.                                   309,750
                                                                       636,625
CONSUMER CYCLICAL - 12.10%
    12,500   Carnival Corp.                                            543,750
    45,000   Elcor Corp.                                             1,125,000
    20,000   Ethan Allen Interiors, Inc.                               636,250
    50,000   Kmart Corp.*                                              584,375
    20,000   Mirage Resorts, Inc.*                                     281,250
    22,000   ServiceMaster Co.                                         353,375
    30,000   Strayer Education, Inc.                                   596,250
                                                                     4,120,250
CONSUMER STAPLES - 2.47%
    15,000   Disney (Walt) Holding Co.*                                388,125
    15,000   PepsiCo, Inc.                                             453,750
                                                                       841,875
ENERGY - 5.25%
   191,200   Frontier Oil Corp.*                                     1,302,550
    24,000   McDermott International, Inc.                             486,000
                                                                     1,788,550
FINANCIAL - 5.74%
     5,000    American Express Co.*                                    673,125
    20,000    Kansas City Southern Industries, Inc.                    928,750
     7,000    UNUMProvident Corp.                                      206,063
     5,000    Washington Mutual, Inc.*                                 146,250
                                                                     1,954,188
HEALTH CARE - 2.96%
    12,000    Merck & Company, Inc.                                    777,750
    12,000    Quintiles Transnational Corp.*                           228,375
                                                                     1,006,125
TECHNOLOGY - 4.54%
     4,000    Cisco Systems, Inc.                                      274,250
    15,000    Diebold, Inc.                                            346,875
     4,000    Intel Corp.                                              297,250
     2,000    Microsoft Corp.*                                         181,125
     9,000    Scientific-Atlantic, Inc.                                446,063
                                                                     1,545,563
TRANSPORTATION - 3.05%
    15,000    FDX Corp.                                                581,250
    30,000    Southwest Airlines Co.                                   455,625
                                                                     1,036,875
UTILITIES - 0.97%
     8,000  Enron Corp.                                                330,000

TOTAL COMMON STOCKS                                                 13,260,051

CONVERTIBLE PREFERRED STOCKS - 8.09%
    16,500  Bethlehem Steel Corp.                                      552,750
    14,000  Cyprus Amax Minerals Co.                                   673,750
    69,400  ICO Holdings, Inc.                                         902,200
    26,000  Lomak Petroleum, Inc.                                      624,000

TOTAL CONVERTIBLE PREFERRED STOCKS                                   2,752,700


 FACE
AMOUNT    DESCRIPTION                                             MARKET VALUE

CORPORATE BONDS - 32.27%
$  450,000  Advance Stores, Inc., 10.25%, due 4-15-08                  420,750
 1,400,000  Callon Petroleum Co., 10.125%, due 9-15-02               1,361,500
 1,500,000  Eagle Geophysical, Inc., 10.75%, due 7-15-08               277,500
   650,000  Fairchild Semiconductor Corp., 10.125%, due 3-15-07        641,875
   750,000  Frontier Oil Corp., 9.125%, due 2-15-06                    716,250
   800,000  Giant Industries, Inc., 9.75%, due 11-15-03                790,000
 1,135,000  HS Resources, Inc., 9.875%, due 12-1-03                  1,149,187
   250,000  ICO Holdings, Inc., 10.375%, due 6-1-07                    213,750
 1,000,000  Kaiser Aluminum & Chemical Corp., 9.875%, due 2-15-02      995,000
   500,000  Kaiser Aluminum & Chemical Corp., 12.75%, due 2-1-03       500,000
   500,000  Key Energy Services, Inc., 14.00%, due 1-15-09             535,000
   100,000  Pilgrim's Pride Corp., 10.875%, due 8-1-03                 101,000
   400,000  Purina Mills, Inc., 9.00%, due 3-15-10                      86,000
 1,000,000  Republic Group, Inc., 9.50%, due 7-15-08                   930,000
 1,800,000  United Refining Co., 10.75%, due 6-15-07                 1,197,000
 1,300,000  Wiser Oil Co., 9.50%, due 5-15-07                        1,072,500

TOTAL CORPORATE BONDS                                               10,987,312

CONVERTIBLE CORPORATE BONDS - 19.67%
 1,099,000  Allwaste, Inc., 7.25%, due 6-1-14                           87,920
 1,500,000  Argosy Gaming Co., 12.00%, due 6-1-01                    1,554,375
 1,992,000  Exide Corp., 2.90%, due 12-15-05                         1,170,300
 1,450,000  HMT Technology Corp., 5.75%, due 1-15-04                   551,000
 1,053,000  Integrated Device Technology, Inc., 5.50%, due 6-1-02    1,001,666
 1,450,000  Intevac, Inc., 6.50%, due 3-1-04                           761,250
   250,000  Key Energy Group, Inc., 5.00%, due 9-15-04                 175,000
   300,000  Moran Energy, Inc., 8.75%, due 1-15-08                     291,750
 1,000,000  National Semiconductor Corp., 6.50%, due 10-1-02         1,000,000
   125,000  Swift Energy Co., 6.25%, due 11-15-06                      103,281

TOTAL CONVERTIBLE CORPORATE BONDS                                    6,696,542

TOTAL INVESTMENTS - 98.98%                                          33,696,605
Other assets less liabilities - 1.02%                                  348,481
TOTAL NET ASSETS - 100.00%                                        $ 34,045,086



The identified cost of investments owned at September 30, 1999, was the same for federal income tax and book purposes.

Net unrealized depreciation for federal
income tax purposes was $4,460,401, which is comprised of unrealized appreciation of
$2,171,753, and unrealized depreciation of
$6,632,154.

*Non-income producing security

See accompanying Notes to Financial
Statements.


BUFFALO
EQUITY FUND

SCHEDULE OF INVESTMENTS
September 30, 1999 (unaudited)


SHARES    COMPANY                                                 MARKET VALUE

COMMON STOCKS - 97.58%
CAPITAL GOODS - 3.63%
  6,800   Lockheed Martin Corp.                                    $   222,275
  8,300   Tyco International Ltd.                                      856,975
                                                                     1,079,250
CONSUMER CYCLICAL - 14.07%
 21,300   Barnes & Noble, Inc.*                                        553,800
 21,000   Brunswick Corp.                                              522,375
 20,500   Coachmen Industries, Inc.                                    315,188
 38,900   CompUSA, Inc.*                                               238,262
 23,250   Elcor Corp.                                                  581,250
 25,650   Ethan Allen Interiors, Inc.                                  815,991
 49,200   Mirage Resorts, Inc.*                                        691,875
 29,000   ServiceMaster Co.                                            465,812
                                                                     4,184,553
CONSUMER STAPLES - 12.89%
 27,800   Disney (Walt) Holding Co.*                                   719,325
 19,000   McDonald's Corp.                                             817,000
 26,500   PepsiCo, Inc.                                                801,625
 33,100   Sara Lee Corp.                                               775,781
 24,300   Viad Corp.                                                   716,850
                                                                     3,830,581
ENERGY - 2.80%
 14,100   Royal Dutch Petroleum Co.                                    832,781

FINANCIAL - 15.90%
 25,200   Allstate Corp.                                               628,425
  9,100   American Express Co.*                                      1,225,088
  7,300   American Financial Group, Inc.*                              204,856
  2,000   CIT Group, Inc. Cl. A                                         41,125
 18,900   Fleet Financial Group, Inc.                                  692,213
 12,700   Kansas City Southern Industries, Inc.                        589,756
 13,900   PNC Bank Corp.                                               732,356
 12,200   Union Planters Corp.                                         497,150
  3,900   UNUMProvident Corp.                                          114,806
                                                                     4,725,775
HEALTH CARE - 10.33%
 17,500   Abbott Laboratories                                          643,125
  8,700   Johnson & Johnson*                                           799,312
 13,800   Merck & Company, Inc.                                        894,413
 16,800   Schering-Plough Corp.                                        732,900
                                                                     3,069,750
TECHNOLOGY - 25.31%
 17,500   Analog Devices*                                              896,875
 26,000   Atmel Corp.*                                                 879,125
 27,400   Cisco Systems, Inc.                                        1,878,613
 26,800   Diebold, Inc.                                                619,750
  9,100   Hewlett-Packard Co.                                          837,200
 16,400   Microsoft Corp.*                                           1,485,225
 18,700   Scientific-Atlantic, Inc.                                    926,819
                                                                     7,523,607
TRANSPORTATION & SERVICES - 5.58%
 22,800   FDX Corp.                                                    883,500
 50,925   Southwest Airlines Co.                                       773,423
                                                                     1,656,923
UTILITIES - 7.07%
 31,400   Enron Corp.                                                1,295,250
 10,500   GTE Corp.                                                    807,188
                                                                     2,102,438
TOTAL COMMON STOCKS                                                 29,005,658

TOTAL INVESTMENTS - 97.58%                                          29,005,658

Other assets less liabilities - 2.42%                                  720,474

TOTAL NET ASSETS - 100.00%                                        $ 29,726,132



The identified cost of investments owned at September 30, 1999, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal
income tax purposes was $5,490,521, which is comprised of unrealized appreciation of
$7,780,438, and unrealized depreciation of
$2,289,917.

*Non-income producing security

See accompanying Notes to Financial
Statements.


BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
September 30, 1999 (unaudited)


SHARES      COMPANY                                               MARKET VALUE

COMMON STOCK - 0.19%
    20,033  Fedders Corp. Cl. A (non-voting)                       $    98,913

CONVERTIBLE PREFERRED STOCKS - 17.73%
    22,000  Bethlehem Steel Corp.                                      737,000
    20,000  Carriage Service Capital Trust                             740,000
    30,270  Cyprus Amax Minerals Co.                                 1,456,744
    41,200  Freeport-McMoran Copper & Gold, Inc.                       726,150
    15,000  Hollinger International, Inc.                              178,125
    76,300  ICO Holdings, Inc.                                         991,900
    35,800  Kmart Financing I                                        1,704,975
    14,870  Lomak Financing Trust                                      356,880
    38,000  Tesoro Petroleum Corp.                                     596,125
    40,100  TXI Capital Trust I                                      1,493,725
    10,000  Union Pacific Capital Trust                                456,250

TOTAL CONVERTIBLE PREFERRED STOCKS                                   9,437,874

 FACE
AMOUNT    DESCRIPTION                                             MARKET VALUE

CORPORATE BONDS - 48.54%
$1,250,000  Advance Stores, Inc., 10.25%, due 4-15-08                1,168,750
 1,000,000  Argosy Gaming Co., 10.75%, due 6-1-09                    1,036,250
    65,000  Bethlehem Steel Corp., 10.375%, due 9-1-03                  66,625
 1,000,000  Callon Petroleum Co., 10.125%, due 9-15-02                 972,500
   750,000  Cherokee International, 10.50%, due 5-1-09                 693,750
   500,000  Cliffs Drilling Co., 10.25%, due 5-15-03                   500,000
 2,175,000  Eagle Geophysical, Inc., 10.75%, due 7-15-08               402,375
   500,000  Exide Corp., 10.00%, due 4-15-05                           505,000
   535,000  Fairchild Semiconductor Corp., 10.125%, due 3-15-07        528,313
   250,000  Fairchild Semiconductor Corp., 10.375%, due 10-1-07        249,375
 2,000,000  Frontier Oil Corp., 9.125%, due 2-15-06                  1,910,000
   435,000  Giant Industries, Inc., 9.75%, due 11-15-03                429,562
 1,260,000  HS Resources, Inc., 9.875%, due 12-1-03                  1,275,750
   750,000  ICO Holdings, Inc., 10.375%, due 6-1-07                    641,250
   650,000  Kaiser Aluminum & Chemical Corp., 9.875%, due 2-15-02      646,750
 1,200,000  Kaiser Aluminum & Chemical Corp., 12.75%, due 2-1-03     1,200,000
   500,000  Key Energy Services, Inc., 14.00%, due 1-15-09             535,000
 1,250,000  King Pharmacy, Inc., 10.75%, due 2-15-09                 1,293,750
   215,000  Kmart Corp., 9.35%, due 1-2-20                             231,115
   121,000  Kmart Corp., 9.78%, due 1-5-20                             129,045
    65,000  Kmart Funding Corp., 9.44%, due 7-1-18                      64,728
 1,000,000  Luigino's, Inc., 10.00%, due 2-1-06                        940,000
   500,000  Packaging Corp. of America, 9.625%, due 4-1-09             507,500
   100,000  Parker Drilling Co., 9.75%, due 11-15-06                    97,000
   600,000  Pilgrim's Pride Corp., 10.875%, due 8-1-03                 606,000
 1,275,000  Plains Resources, Inc., 10.25%, due 3-15-06              1,294,125
 1,250,000  Purina Mills, Inc., 9.00%, due 3-15-10                     268,750
 3,110,000  Republic Group, Inc., 9.50%, due 7-15-08                 2,892,300
 1,300,000  Specialty Retailers, Inc., 9.00%, due 7-15-07              773,500
 1,000,000  Telecommunications Techniques Co. LLC,
            9.75%, due 5-15-08                                         947,500
 2,515,000  United Refining Co., 10.75%, due 6-15-07                 1,672,475
 1,650,000  Wiser Oil Co., 9.50%, due 5-15-07                        1,361,250

TOTAL CORPORATE BONDS                                               25,840,288

CONVERTIBLE CORPORATE BONDS - 30.65%
 1,076,000  Allwaste, Inc., 7.25%, due 6-1-14                           86,080
 1,950,000  Exide Corp., 2.90%, due 12-15-05                         1,145,625
 3,430,000  HMT Technology Corp., 5.75%, due 1-15-04                 1,303,400
   750,000  Hexel Corp., 7.00%, due 8-1-03                             598,125
 1,870,000  Integrated Device Technology, Inc., 5.50%, due 6-1-02    1,778,837
 3,080,000  Intevac, Inc., 6.50%, due 3-1-04                         1,617,000
   500,000  Key Energy Group, Inc., 7.00%, due 7-1-03                  402,500
 1,635,000  Key Energy Group, Inc., 5.00%, due 9-15-04               1,146,063
 2,540,000  Lomak Petroleum, Inc., 6.00%, due 2-1-07                 1,581,150
 1,510,000  Micron Technology, Inc., 7.00%, due 7-1-04               1,776,138
   761,000  Moran Energy, Inc., 8.75%, due 1-15-08                     740,072
 1,200,000  National Semiconductor Corp., 6.50%, due 10-1-02         1,200,000
   550,000  OHM Corp., 8.00%, due 10-1-06                              501,875
 1,010,000  Sabratek Corp., 6.00%, due 4-15-05                         270,175
   200,000  Southern Mineral Corp., 6.875%, due 10-1-07                 69,000
 1,590,000  Sunrise Assisted Living, Inc., 5.50%, due 6-15-02        1,542,300
 1,500,000  Western Digital Corp., zero cpn., due 2-18-18              211,875
   378,000  Weston (Roy F.), Inc., 7.00%, due 4-15-02                  347,760

TOTAL CONVERTIBLE CORPORATE BONDS                                   16,317,975

TOTAL INVESTMENTS - 97.11%                                          51,695,050

Other assets less liabilities - 2.89%                                1,539,460

TOTAL NET ASSETS - 100.00%                                        $ 53,234,510



The identified cost of investments owned at September 30, 1999, was the same for federal income tax and book purposes.

Net unrealized depreciation for federal
income tax purposes was $9,915,636, which is comprised of unrealized appreciation of
$1,228,186, and unrealized depreciation of
$11,143,822.

See accompanying Notes to Financial
Statements.

BUFFALO
SMALL CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 1999 (unaudited)


SHARES     COMPANY                                                MARKET VALUE

COMMON STOCKS - 89.61%
BASIC MATERIALS - 1.71%
 13,000    Republic Group, Inc.                                   $    181,188
 10,000    Steel Dynamics, Inc.*                                       156,875
                                                                       338,063
CONSUMER CYCLICAL - 35.88%
 10,000    AHL Services, Inc.*                                         260,625
 90,000    Argosy Gaming Co.*                                        1,192,500
  4,700    Brunswick Corp.                                             116,913
 14,500    Coachmen Industries, Inc.                                   222,938
 14,200    CompUSA, Inc.*                                               86,975
 30,000    Education Management Corp.*                                 371,250
 97,500    Edutrek International Cl. A*                                188,906
 25,000    Elcor Corp.                                                 625,000
 18,900    Ethan Allen Interiors, Inc.                                 601,256
  3,000    Exide Corp.                                                  28,688
 40,000    Fedders Corp. Cl. A (non-voting)                            197,500
 32,500    First Service Corp.                                         392,031
 39,800    Hollinger International, Inc. Cl. A                         472,625
 22,000    Interface, Inc. Cl. A                                       112,750
  8,000    Liz Claiborne, Inc.                                         248,000
 29,900    Paul Harris Stores, Inc.*                                   117,731
 10,000    Premier Parks, Inc.*                                        290,000
 30,000    Racing Champions *                                          170,625
 27,500    Stage Stores, Inc.*                                         170,156
  6,000    Stewart Enterprises, Inc.                                    36,375
 28,500    Strayer Education, Inc.                                     566,437
 10,000    Sylvan Learning Systems, Inc.*                              193,750
 18,500    Vail Resorts, Inc.*                                         428,969
                                                                     7,092,000
CONSUMER STAPLES - 1.40%
 12,000    Interstate Bakeries Corp.                                   276,000

ENERGY - 6.35%
 26,800    Callon Petroleum Co.*                                       408,700
 10,000    Eagle Geophysical, Inc.*                                      3,750
 73,000    Frontier Oil Corp.*                                         497,313
 23,300    Global Industries, Inc.*                                    189,312
 18,600    ICO Holdings, Inc.*                                          32,550
 25,000    Key Energy Group, Inc.*                                     123,437
                                                                     1,255,062
FINANCIAL - 7.59%
 10,500    Everest Reinsurance Holdings, Inc.                          250,031
 14,800    Heller Financial, Inc. Cl. A                                333,000
  1,300    Money (The) Group, Inc.                                      37,538
  1,700    Paula Financial                                              10,519
 12,000    Stancorp Financial Group                                    268,500
 14,400    Susquehanna Bancshares, Inc.*                               248,400
 11,500    UST Corp.                                                   353,625
                                                                     1,501,613
HEALTH CARE - 5.69%
  8,000    CombiChem, Inc.*                                             40,000
  7,200    Human Genome Sciences, Inc.*                                531,000
  8,700    Kendle International *                                       69,056
  7,000    King Pharmaceuticals, Inc.                                  245,000
  9,000    Sunrise Assisted Living, Inc.*                              239,063
                                                                     1,124,119
TECHNOLOGY - 28.59%
  8,500    Analog Devices, Inc.*                                       435,625
  5,000    Applied Micro Circuits Corp.                                285,000
 16,500    Atmel Corp.*                                                557,906
 13,500    Ciena Corp.*                                                492,750
 14,900    Diebold, Inc.                                               344,562
  9,600    Etec Systems, Inc.*                                         361,200
 40,400    HMT Technology Corp.*                                       141,400
  8,000    HNC Software, Inc.*                                         317,500
 11,900    Integrated Device Technology, Inc.*                         220,150
 39,100    Intevac, Inc.*                                              175,950
 13,400    Meta Group, Inc.*                                           237,850
 20,700    National Semiconductor Corp.*                               631,350
  6,500    Remec, Inc.*                                                 89,375
  9,500    Scientific-Atlantic, Inc.                                   470,844
  7,500    Stamps.com, Inc.*                                           260,625
 18,200    SunGard Data Systems, Inc.*                                 478,888
 10,500    Thermoquest Corp.*                                          106,312
 12,000    Western Digital Corp.*                                       45,000
                                                                     5,652,287
TRANSPORTATION & SERVICES - 2.40%
 18,100    Midwest Express Holdings*                                   473,994

TOTAL COMMON STOCKS                                                 17,713,138

 FACE
AMOUNT    DESCRIPTION                                             MARKET VALUE

REPURCHASE AGREEMENT - 10.62%
$2,100,000               UMB Bank, n.a., 4.70%, due 10-1-99
          (Collateralized by Federal National
          Mortgage Discount Notes,
          due 10-5-99 with a value of $2,142,428)                 $  2,100,000

TOTAL INVESTMENTS - 100.23%                                         19,813,138

Other assets less liabilities - (0.23%)                               (46,325)

TOTAL NET ASSETS - 100.00%                                        $ 19,766,813



The identified cost of investments owned at September 30, 1999, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal
income tax purposes was $1,785,647, which is comprised of unrealized appreciation of
$4,131,146, and unrealized depreciation of
$2,345,499.

*Non-income producing security


See accompanying Notes to Financial
Statements.


BUFFALO
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
September 30, 1999 (unaudited)


SHARES    COMPANY                                                 MARKET VALUE

COMMON STOCKS - 96.24%
BASIC MATERIALS - 3.94%
 13,000   Praxair, Inc.                                            $   598,000
 27,800   Sigma-Aldrich Corp.                                          882,650
                                                                     1,480,650
CAPITAL GOODS - 8.62%
 12,900   Allied-Signal, Inc.                                          773,194
  9,900   Applied Materials, Inc.*                                     770,962
 17,950   Boeing Co.                                                   765,119
 23,700   Teleflex, Inc.                                               934,669
                                                                     3,243,944
CONSUMER CYCLICAL - 4.38%
 96,900   Interface, Inc. Cl. A                                        496,612
 18,000   Korn/Ferry International*                                    415,125
 20,900   Lear Corp.*                                                  735,419
                                                                     1,647,156
CONSUMER STAPLES - 17.40%
 20,800   Bestfoods, Inc.                                            1,008,800
 18,000   Coca-Cola Co.                                                865,125
 30,000   McDonald's Corp.                                           1,290,000
 10,000   Procter & Gamble Co.                                         937,500
 55,000   Sara Lee Corp.                                             1,289,063
 16,800   Wrigley, (Wm.) Jr. Co.                                     1,156,050
                                                                     6,546,538
ENERGY - 4.92%
  9,600   Mobil Corp.                                                  967,200
 14,200   Schlumberger Ltd.                                            884,838
                                                                     1,852,038
FINANCIAL - 1.30%
 11,700   AFLAC, Inc.                                                  489,937

HEALTH CARE - 12.10%
 27,800   American Home Products Corp.                               1,153,700
 16,200   Bristol-Myers Squibb Co.                                   1,093,500
 13,100   Johnson & Johnson*                                         1,203,562
  9,800   Quintiles Transnational Corp.*                               186,506
 20,900   Schering-Plough Corp.                                        911,763
                                                                     4,549,031
TECHNOLOGY - 43.58%
 25,800   Analog Devices, Inc.*                                      1,322,250
 21,300   Applied Micro Circuits Corp.                               1,214,100
 33,500   Cisco Systems, Inc.                                        2,296,844
  8,000   Dallas Semiconductor                                         427,500
 21,000   Etec Systems, Inc.*                                          790,125
 14,300   Hewlett-Packard Co.                                        1,315,600
148,000  HMT Technology Corp.*                                         518,000
 44,800   Integrated Device Technology, Inc.*                          828,800
 18,700   Intel Corp.                                                1,389,644
 75,500   Intevac, Inc.*                                               339,750
 13,200   Microsoft Corp.*                                           1,195,425
 12,300   Motorola, Inc.                                             1,082,400
 66,300   National Semiconductor Corp.*                              2,022,150
 11,400   Rockwell International Corp.                                 598,500
 19,100   Seagate Technology, Inc.*                                    588,519
 27,100   Thermoquest Corp.*                                           274,387
 50,200   Western Digital Corp.*                                       188,250
                                                                    16,392,244
TOTAL COMMON STOCKS                                                 36,201,538

 FACE
AMOUNT    DESCRIPTION                                             MARKET VALUE

REPURCHASE AGREEMENT - 3.87%
$1,455,000  UMB Bank, n.a., 4.70%, due 10-1-99
            (Collateralized by Federal National
            Mortgage Discount Notes,
            due 10-5-99 with a value of $1,484,910)                  1,455,000

TOTAL INVESTMENTS - 100.11%                                         37,656,538

Other assets less liabilities - (0.11%)                               (43,103)

TOTAL NET ASSETS - 100.00%                                        $ 37,613,435




The identified cost of investments owned at September 30, 1999, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal
income tax purposes was $8,504,167, which is comprised of unrealized appreciation of $11,977,911, and unrealized depreciation of $3,473,744.

*Non-income producing security


See accompanying Notes to Financial
Statements.



STATEMENTS OF ASSETS
AND LIABILITIES

September 30, 1999 (unaudited)

                                                BALANCED        EQUITY    HIGH YIELD     SMALL CAP    USA GLOBAL
                                                  FUND           FUND         FUND          FUND          FUND
ASSETS:
 Investments, at value (identified cost
   $38,157,006, $23,515,137,
   $61,610,686, $18,027,491 and
   $29,152,370, respectively)               $ 33,696,605  $ 29,005,658  $ 51,695,050  $ 19,813,138  $ 37,656,538
 Cash                                               -          902,646          -           72,776       125,076
 Dividends receivable                             38,720        30,088        97,048         7,266        25,176
 Interest receivable                             566,722          -        1,250,433           270           187
 Receivable for investments sold                  49,397        30,580       697,425           -         154,995
     Total assets                             34,351,444    29,968,972    53,739,956    19,893,450    37,961,972

LIABILITIES AND NET ASSETS:
 Cash overdraft                                  277,344          -          347,026           -            -
 Fees payable                                     29,014        25,390        45,228        16,637        32,698
 Payable for investments purchased                  -          217,450       113,192       110,000       315,839

     Total liabilities                           306,358       242,840       505,446       126,637       348,537

NET ASSETS                                  $ 34,045,086  $ 29,726,132  $ 53,234,510  $ 19,766,813  $ 37,613,435
NET ASSETS CONSIST OF:
 Capital (capital stock and
   paid-in capital)                         $ 38,404,254  $ 23,063,399  $ 62,421,754  $ 17,543,456  $ 26,902,237
 Accumulated undistributed
   net investment income                         133,120        55,021     1,223,040      (25,102)        21,671
 Accumulated undistributed
   net realized gain (loss)
   on sale of investments                       (31,887)     1,117,191     (494,648)       462,812     2,185,360
 Net unrealized appreciation (depreciation)
   in value of investments                   (4,460,401)     5,490,521   (9,915,636)     1,785,647     8,504,167

NET ASSETS APPLICABLE TO OUTSTANDING SHARES $ 34,045,086  $ 29,726,132  $ 53,234,510  $ 19,766,813  $ 37,613,435

Capital shares, $1.00 par value:
 Authorized                                   10,000,000    10,000,000    10,000,000    10,000,000    10,000,000

 Outstanding                                   3,907,407     1,710,475     5,030,986     1,811,289     2,035,466

NET ASSET VALUE PER SHARE                     $     8.71    $    17.38    $    10.58     $   10.91     $   18.48

See accompanying Notes to Financial Statements.


STATEMENTS
OF OPERATIONS

Six months ended September 30, 1999 (unaudited)

                                                    BALANCED        EQUITY    HIGH YIELD   SMALL CAP    USA GLOBAL
                                                       FUND           FUND      FUND          FUND         FUND
                                                   <C)
INVESTMENT INCOME:

 Income:
   Dividends (net of foreign taxes withheld)       $   213,232  $   175,521  $   451,996  $   40,474   $   153,682
   Interest                                          1,247,487        2,422    2,479,360      34,900        10,244
                                                     1,460,719      177,943    2,931,356      75,374       163,926

 Expenses (Note 2):
   Management fees                                     194,894      157,732      287,542      83,221       187,449
   Registration fees and expenses                       13,205       13,575       16,031      17,255        13,614
                                                       208,099      171,307      303,573     100,476       201,063
     Net investment income                           1,252,620        6,636    2,627,783    (25,102)      (37,137)


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain (loss) from investment transactions
   (excluding repurchase agreements):
   Proceeds from sales of investments               11,665,775    6,777,997    7,876,937   2,488,143     7,188,400
   Cost of investments sold                         11,082,844    5,781,873    7,996,657   1,896,131     5,090,256
   Net realized gain (loss) from sales
     of investments                                    582,931      996,124    (119,720)     592,012     2,098,144
   Gain from option contracts written                     -            -           -            -             -
     Net realized gain (loss) from
      investment transactions                          582,931      996,124    (119,720)     592,012     2,098,144

 Unrealized appreciation (depreciation)
   on investments:
   Beginning of period                             (3,427,803)    5,594,875  (9,104,881)     402,293     5,984,047
   End of period                                   (4,460,401)    5,490,521  (9,915,636)   1,785,647     8,504,167

   Increase (decrease) in net unrealized
   appreciation (depreciation) on investments      (1,032,598)    (104,354)    (810,755)   1,383,354     2,520,120

     Net gain (loss) on investments                  (449,667)      891,770    (930,475)   1,975,366     4,618,264

     Increase in net assets resulting
      from operations                              $   802,953  $   898,406  $ 1,697,308  $ 1,950,264  $ 4,581,127

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS

                                                            BALANCED FUND
                                                    SIX MONTHS
                                                       ENDED           YEAR
                                                   SEPTEMBER 30,      ENDED
                                                       1999          MARCH 31,
                                                    (unaudited)        1999
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                            $   1,252,620  $   2,965,686
 Net realized gain (loss) from
   investment transactions                              582,931      1,382,238
 Net unrealized appreciation (depreciation) of
   investments during the period                    (1,032,598)    (9,654,104)
   Net increase (decrease) in net assets
     resulting from operations                          802,953    (5,306,180)

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
 Net investment income                              (1,119,501)    (2,952,429)
 Net realized gain from investment transactions           -        (2,877,691)
 In excess of net investment income                       -              -
 In excess of net realized gains                          -          (368,421)

   Total distributions to shareholders              (1,119,501)    (6,198,541)

INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS:*
 Proceeds from shares sold                            1,356,624      6,844,399
 Net asset value of shares issued for
   reinvestment of distributions                      1,063,292      6,092,480
                                                      2,419,916     12,936,879

 Cost of shares repurchased                         (8,424,225)   (16,500,070)

   Net increase (decrease) from capital
     share transactions                             (6,004,309)    (3,563,191)

     Total increase (decrease) in net assets        (6,320,857)   (15,067,912)

NET ASSETS:
 Beginning of period                                 40,365,943     55,433,855
 End of period                                     $ 34,045,086   $ 40,365,943

 Undistributed net investment income at
   end of period                                   $    133,120   $       -

*Shares issued and repurchased:
 Number of shares sold                                  146,606        657,856
 Number of shares issued for reinvestment
   of distributions                                     117,399        656,634
                                                        264,005      1,314,490
 Number of shares repurchased                         (906,702)    (1,584,966)
   Net increase (decrease)                            (642,697)      (270,476)

**Distributions to shareholders:
 Income dividends per share                        $       .28    $        .66
 Capital gains distribution per share              $         -    $        .77

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

                                                                EQUITY FUND              HIGH YIELD FUND

                                                        SIX MONTHS                  SIX MONTHS
                                                          ENDED          YEAR         ENDED         YEAR
                                                       SEPTEMBER 30,     ENDED     SEPTEMBER 30,    ENDED
                                                          1999         MARCH 31,      1999         MARCH 31,
                                                       (unaudited)        1999     (unaudited)       1999
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                $      6,636  $     88,789  $  2,627,783  $  4,991,372
 Net realized gain (loss) from
   investment transactions                                 996,124       125,209     (119,720)     (374,928)
 Net unrealized appreciation (depreciation) of
   investments during the period                         (104,354)       532,930     (810,755)  (11,543,193)
   Net increase (decrease) in net assets
     resulting from operations                             898,406       746,928     1,697,308   (6,926,749)

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
 Net investment income                                        -        (112,732)   (2,394,279)   (4,063,980)
 Net realized gain from investment transactions               -        (729,946)         -         (380,905)
 In excess of net investment income                           -            -             -             -
 In excess of net realized gains                              -            -             -             -

   Total distributions to shareholders                        -        (842,678)   (2,394,279)   (4,444,885)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:*
 Proceeds from shares sold                               3,648,504     7,611,572     5,413,578    31,624,268
 Net asset value of shares issued for
   reinvestment of distributions                              -          831,725     2,131,131     4,306,579
                                                         3,648,504     8,443,297     7,544,709    35,930,847

 Cost of shares repurchased                            (6,408,178)  (11,993,087)  (11,666,436)  (37,763,697)

   Net increase (decrease) from capital
     share transactions                                (2,759,674)   (3,549,790)   (4,121,727)   (1,832,850)

     Total increase (decrease) in net assets           (1,861,268)   (3,645,540)   (4,818,698)  (13,204,484)

NET ASSETS:
 Beginning of period                                    31,587,400    35,232,940    58,053,208    71,257,692
 End of period                                        $ 29,726,132  $ 31,587,400  $ 53,234,510  $ 58,053,208


 Undistributed net investment income at end of period $     55,021  $     48,385  $  1,223,040  $    989,536


*Shares issued and repurchased:
 Number of shares sold                                     201,967       466,748       533,480     2,645,243
 Number of shares issued for reinvestment
   of distributions                                           -           51,559       156,943       378,664
                                                           201,967       518,307       690,423     3,023,907
 Number of shares repurchased                            (355,266)     (734,834)   (1,065,158)   (3,170,583)
   Net increase (decrease)                               (153,299)     (216,527)     (374,735)     (146,676)


**Distributions to shareholders:
 Income dividends per share                           $      -      $        .05  $        .47  $        .76
 Capital gains distribution per share                 $      -      $        .38  $        -    $        .08

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS

                                                    SMALL CAP FUND                 USA GLOBAL FUND
                                                                 PERIOD FROM
                                                  SIX MONTHS       APRIL 14      SIX MONTHS
                                                       ENDED         1998          ENDED           YEAR
                                                  SEPTEMBER 30,  (INCEPTION)    SEPTEMBER 30,     ENDED
                                                      1999       TO MARCH 31,      1999           MARCH 31,
                                                  (unaudited)       1999         (unaudited)         1999
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                             $   (25,102)  $     40,066  $   (37,137)  $    133,205
 Net realized gain (loss) from
   investment transactions                              592,012     (123,586)     2,098,144       185,662
 Net unrealized appreciation (depreciation) of
   investments during the period                      1,383,354       402,293     2,520,120   (1,790,383)
   Net increase (decrease) in net assets
     resulting from operations                        1,950,264       318,773     4,581,127   (1,471,516)

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
 Net investment income                                     -         (40,066)          -        (149,346)
 Net realized gain from
   investment transactions                                 -            -              -      (1,163,523)
 In excess of net investment income                        -          (5,614)          -            -
 In excess of net realized gains                           -            -              -            -

   Total distributions to shareholders                     -         (45,680)          -      (1,312,869)

INCREASE (DECREASE) FROM CAPITAL
 SHARE TRANSACTIONS:*
 Proceeds from shares sold                            5,956,843    14,026,235     4,290,105     6,422,253
 Net asset value of shares issued for
   reinvestment of distributions                           -           44,750          -        1,282,254
                                                      5,956,843    14,070,985     4,290,105     7,704,507
 Cost of shares repurchased                         (1,368,421)   (1,215,951)   (6,543,156)  (15,110,198)

   Net increase (decrease) from capital
     share transactions                               4,588,422    12,855,034   (2,253,051)   (7,405,691)

     Total increase (decrease) in net assets          6,538,686    13,128,127     2,328,076  (10,190,076)

NET ASSETS:
 Beginning of period                                 13,228,127       100,000    32,285,359    45,475,435
 End of period                                     $ 19,766,813  $ 13,228,127  $ 34,613,435  $ 35,285,359

 Undistributed net investment income at
   end of period                                   $   (25,102)  $       -     $     21,671  $     58,808

*Shares issued and repurchased:
 Number of shares sold                                  545,935     1,526,344       227,111       397,233
 Number of shares issued for reinvestment
   of distributions                                        -            4,827          -           80,691
                                                        545,935     1,531,171       227,111       477,924
 Number of shares repurchased                         (127,839)     (137,978)     (360,318)     (938,682)
   Net increase (decrease)                              418,096     1,393,193     (133,207)     (460,758)

**Distributions to shareholders:
 Income dividends per share                        $        -    $        .04  $      -      $        .06
 Capital gains distribution per share              $        -    $        -    $      -      $        .51

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL
STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Funds are registered under the Investment
Company Act of 1940, as amended, as
diversified open-end management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. Security Valuation - Corporate stocks, bonds and options traded on a national securities exchange or national market arevalued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used.

Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price. Securities not currentlytraded are valued at fair value as determined by the Board of Directors.
Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. Federal and State Taxes - The Funds
complied with the requirements of the
Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required. The Buffalo Balanced, Equity,
HighYield, Small Cap and USA Global Funds designated $2,487,281, $103,034, $177,756, $0 and $1,063,658, respectively as long-term capital gain dividends during the fiscal year ended March 31, 1999. As of March 31, 1999, the Buffalo High Yield Fund had an accumulated net realized loss on sales of investments for federal income tax purposes of $248,566, which expires in 2007.

C. Options - In order to produce incremental earnings andprotect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.
The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of and for the period ended September 30, 1999.

D. Security Transactions and Investment
Income - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income less foreign taxes withheld (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Market discounts on debt securities are amortized; premiums are not amortized.

E. Distributions to Shareholders -
Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for amounts related to redemptions of shares as a part of the deduction for dividends paid for income tax purposes, and deferral of post October and wash sale losses.

F. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. MANAGEMENT FEES:

Management fees are paid to Jones & Babson, Inc. at the rate of1% per annum of the average daily net asset values of the Funds for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares and the cost of qualifying the Funds' shares for sale in any jurisdiction. Certain officers and/or directors of the Funds are also officers and/or directors of Jones &
Babson, Inc.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the period ended
September 30, 1999, (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

Balanced Fund
 Purchases                    $    6,593,512
 Proceeds from sales               11,665,775

Equity Fund
 Purchases                    $    3,489,473
 Proceeds from sales               6,777,997

High Yield Fund
 Purchases                    $    6,063,338
 Proceeds from sales               7,876,937

Small Cap Fund
 Purchases                    $    6,138,734
 Proceeds from sales               2,488,143

USA Global Fund
 Purchases                    $    3,443,977
 Proceeds from sales               7,188,400

This report has been prepared for the
information of the Shareholders of the
Buffalo Funds, and is not to be construed as an offering of the shares of the Funds.
Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained fromJones & Babson, Inc.




FINANCIAL HIGHLIGHTS

Condensed data for a share of capital
stock outstanding throughout the period.

                                                           BALANCED FUND
                                         FOR THE SIX MONTH
                                            PERIOD ENDED
                                         SEPTEMBER 30, 1999   YEARS ENDED MARCH 31,
                                            (unaudited)      1999       1998        1997
Net asset value, beginning of period          $  8.87     $ 11.50    $ 10.57     $ 10.70
 Income from investment operations:
   Net investment income                         0.31        0.66       0.65        0.72
   Net gains (losses) on securities
     (both realized and unrealized)            (0.19)      (1.86)       1.84        0.69

 Total from investment operations                0.12      (1.20)       2.49        1.41

 Less distributions:
   Dividends from net investment income        (0.28)      (0.66)      (0.65)     (0.71)
   Distributions from capital gains                 -      (0.77)     (0.91)      (0.83)

 Total distributions                           (0.28)      (1.43)     (1.56)      (1.54)

Net asset value, end of period                $  8.71     $  8.87    $ 11.50     $ 10.57

Total return*                                   1.26%    (10.49%)     24.76%      13.22%
Ratios/Supplemental Data
Net assets, end of period (in millions)       $    34    $     40    $    55    $     44
Ratio of expenses to average net assets**        1.07%      1.04%      1.04%       1.05%
Ratio of net investment income to
   average net assets**                         6.43%       6.19%      5.61%       6.20%
Portfolio turnover rate                           18%         57%        61%         56%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Condensed data for a share of capital
stock outstanding throughout the period.

                                                 BALANCED FUND
                                                         FOR THE
                                                       PERIOD FROM
                                              YEAR   AUGUST 12, 1994
                                              ENDED   (INCEPTION)
                                             MARCH 31, TO MARCH 31,
                                                1996       1995

Net asset value, beginning of period          $ 10.06     $ 10.07
 Income from investment operations:
   Net investment income                         0.65        0.32

   Net gains (losses) on securities
 (both realized and unrealized)                  1.07      (0.03)

 Total from investment operations                1.72        0.29

 Less distributions:
   Dividends from net investment income        (0.68)      (0.30)
   Distributions from capital gains            (0.40)        -

 Total distributions                           (1.08)      (0.30)

Net asset value, end of period                $ 10.70     $ 10.06

Total return*                                  17.87%       2.91%
Ratios/Supplemental Data
Net assets, end of period (in millions)       $    50     $    38
Ratio of expenses to average net assets**       1.11%       1.06%
Ratio of net investment income to
   average net assets**                         6.27%       8.89%
Portfolio turnover rate                           61%         33%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Condensed data for a share of capital
stock outstanding throughout the period.

                                                                   EQUITY FUND
                                                                                           FOR THE
                                                                                         PERIOD FROM
                                         FOR THE SIX MONTH                               MAY 19, 1995
                                            PERIOD ENDED                                 (INCEPTION)
                                         SEPTEMBER 30, 1999   YEARS ENDED MARCH 31,      TO MARCH 31,
                                            (unaudited)    1999        1998        1997      1996

Net asset value, beginning of period          $ 16.95     $ 16.94     $13.93     $ 12.36   $ 10.14

 Income from investment operations:
   Net investment income                         0.01        0.04       0.08        0.15      0.21

   Net gains (losses) on securities
 (both realized and unrealized)                  0.42        0.40       4.85        2.51      2.72

 Total from investment operations                0.43        0.44       4.93        2.66      2.93

 Less distributions:
   Dividends from net investment income             -      (0.05)     (0.10)      (0.10)    (0.20)
   Distributions from capital gains                 -      (0.38)     (1.82)      (0.99)    (0.51)

 Total distributions                                -      (0.43)     (1.92)      (1.09)    (0.71)

Net asset value, end of period                $ 17.38     $ 16.95     $16.94     $ 13.93   $ 12.36

Total return*                                   2.54%       2.73%     36.97%      21.23%    29.11%

Ratios/Supplemental Data
Net assets, end of period (in millions)       $    30     $    32    $    35     $   20    $     5
Ratio of expenses to average net assets**       1.09%       1.06%      1.09%      1.16%      1.06%
Ratio of net investment income to
   average net assets**                         0.04%       0.27%      0.56%       1.35%     2.55%
Portfolio turnover rate                           11%         83%        93%        123%       63%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Condensed data for a share of capital
stock outstanding throughout the period.

                                                                 HIGH YIELD FUND
                                                                                           FOR THE
                                                                                         PERIOD FROM
                                         FOR THE SIX MONTH                               MAY 19, 1995
                                            PERIOD ENDED                                 (INCEPTION)
                                         SEPTEMBER 30, 1999   YEARS ENDED MARCH 31,      TO MARCH 31,
                                            (unaudited)    1999        1998        1997      1996
Net asset value, beginning of period          $ 10.74     $ 12.83     $11.73     $ 11.15     $10.14

 Income from investment operations:
   Net investment income                         0.70        0.93       0.79        0.82       0.53
   Net gains (losses) on securities
     (both realized and unrealized)            (0.39)      (2.18)       1.35        0.71       1.14

 Total from investment operations                0.31      (1.25)       2.14        1.53       1.67

 Less distributions:
   Dividends from net investment income                    (0.47)     (0.76)      (0.80)     (0.80)
(0.53)
   Distributions from capital gains                 -      (0.08)     (0.24)      (0.15)     (0.13)

 Total distributions                           (0.47)      (0.84)     (1.04)      (0.95)     (0.66)

Net asset value, end of period                $ 10.58     $ 10.74     $12.83     $ 11.73     $11.15

Total return*                                   2.84%     (9.92%)     18.63%      14.02%     16.67%

Ratios/Supplemental Data

Net assets, end of period (in millions)       $    53     $   58     $    71     $   20      $    7
Ratio of expenses to average net assets**       1.06%      1.05%       1.03%      1.13%       1.03%
Ratio of net investment income to
  average net assets**                          9.14%       7.76%      6.43%       7.63%      7.40%
Portfolio turnover rate                           14%         30%        24%         39%        25%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Condensed data for a share of capital
stock outstanding throughout the period.


                                                 SMALL CAP FUND

                                              FOR THE      FOR THE
                                             SIX MONTH   PERIOD FROM
                                            PERIOD ENDED  APRIL 14, 1998
                                           SEPTEMBER 30,  (INCEPTION)
                                                1999     TO MARCH 31,
                                            (unaudited)      1999

Net asset value, beginning of period          $  9.49     $ 10.00

 Income from investment operations:
 Net investment income                         (0.01)        0.04

   Net gains (losses) on securities
     (both realized and unrealized)              1.43      (0.51)

 Total from investment operations                1.42      (0.47)

 Less distributions:
   Dividends from net investment income           -        (0.04)
   Distributions from capital gains               -           -

 Total distributions                              -        (0.04)

Net asset value, end of period                $ 10.91     $  9.49

Total return*                                  14.96%     (4.69%)


Ratios/Supplemental Data
Net assets, end of period (in millions)       $    20     $    13
Ratio of expenses to average net assets**       1.21%       1.02%
Ratio of net investment income to
   average net assets**                       (0.30%)       0.59%
Portfolio turnover rate                           15%         34%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

Condensed data for a share of capital
stock outstanding throughout the period.

                                                                 USA GLOBAL FUND
                                                                                           FOR THE
                                                                                         PERIOD FROM
                                         FOR THE SIX MONTH                               MAY 19, 1995
                                            PERIOD ENDED                                 (INCEPTION)
                                         SEPTEMBER 30, 1999   YEARS ENDED MARCH 31,      TO MARCH 31,
                                            (unaudited)    1999        1998        1997      1996
Net asset value, beginning of period          $ 16.27     $ 17.29     $ 14.10    $ 11.36     $ 10.14

 Income from investment operations:
   Net investment income                       (0.02)        0.06        0.07        0.08       0.15
   Net gains (losses) on securities
     (both realized and unrealized)              2.23      (0.51)        4.20        3.32       1.61
 Total from investment operations                2.21      (0.45)        4.27        3.40       1.76

 Less distributions:
   Dividends from net investment income             -      (0.06)      (0.06)      (0.05)     (0.15)
   Distributions from capital gains                 -      (0.51)      (1.02)      (0.61)     (0.39)

 Total distributions                                -      (0.57)      (1.08)      (0.66)     (0.54)

Net asset value, end of period                $ 18.48     $ 16.27     $ 17.29     $ 14.10     $11.36

Total return*                                  13.58%     (2.52%)      31.33%      29.87%     17.49%
Ratios/Supplemental Data
Net assets, end of period (in millions)       $    38     $    35     $    45     $    27    $     5
Ratio of expenses to average net assets**       1.07%       1.05%       1.09%       1.13%      1.06%
Ratio of net investment income to
  average net assets**                        (0.20%)       0.34%       0.47%       0.79%      1.94%
Portfolio turnover rate                            9%         42%         64%         88%       123%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Buffalo Mutual Funds
Balanced Fund
Equity Fund
High Yield Fund
Small Cap Fund
USA Global Fund


BUFFALOr
FUNDS

BUFFALO FUNDS
P.O. Box 419757
Kansas City, MO 64141-6757
1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

JB9C-1(11/99)  510848